IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT OF LONG-LIVED ASSETS
Schedule of impairment positoins, by operating segment

	12/31/2021			12/31/2020
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	6,963,604	—	6,963,604	7,565,468	—	7,565,468
Intangible Assets	1,021	69,071	70,092	872	316,288	317,160
Total	6,964,625	69,071	7,033,696	7,566,340	316,288	7,882,628

Schedule of movement of provisions for impairment

Cash Generating Unit	12/31/2020	Additions	Reversals	Write-offs	Transfers	12/31/2021

UTN Angra 3	4,508,764	—	—	—	—	4,508,764
TPP Candiota	796,045	258,261	—	—	—	1,054,306
TPP Santa Cruz	402,769	—	(123,390)	—	—	279,379
Candiota Fase B	321,020	—	(15,242)	—	—	305,778
HPP Batalha	298,058	—	(149,105)	—	—	148,953
Casa Nova I	292,763	—	(35,184)	—	—	257,579
Livramento (a)	126,294	—	(422)	—	(125,872)	—
Complexo Eólico Pindaí	100,428	—	(100,428)	—	—	—
HPP Samuel	98,804	—	(98,804)	—	—	—
TPP Coaracy Nunes	71,007	—	—	—	—	71,007
SHP João Borges	42,103	—	(42,103)	—	—	—
TPP Mauá Bloco 4	49,372	—	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	—	46,258
Eólica Coxilha Seca	27,462	—	(26,198)	—	—	1,264
TPP Mauá Bloco 1	41,040	—	—	—	—	41,040
HPP Passo São João	34,987	—	(34,987)	—	—	—
Casa Nova II	49,154	—	(49,154)	—	—	—
SHP Rio Chapéu	32,752	—	(32,752)	—	—	—
Casa Nova III	25,730	—	(25,730)	—	—	—
Other	201,530	5,496	(5,664)	(437)	—	200,925
Total	7,566,340	263,757	(739,163)	(437)	(125,872)	6,964,625

(a)SPE Livramento has been classified as an asset held for sale.

Cash Generating Unit	12/31/2019	Additions	Reversals	Write-offs	12/31/2020
NPP Angra 3	4,508,764	—	—	—	4,508,764
TPP Candiota	184,629	611,416	—	—	796,045
TPP Santa Cruz	618,569	—	(215,800)	—	402,769
Candiota Fase B	342,114	—	(21,094)	—	321,020
HPP Batalha	376,680	—	(78,622)	—	298,058
Casa Nova I	345,893	—	(53,130)	—	292,763
Livramento	117,866	8,428	—	—	126,294
Complexo Eolico Pindaí I	—	99,263	—	—	99,263
HPP Samuel	87,603	11,201	—	—	98,804
TPP Coaracy Nunes	71,007	—	—	—	71,007
TPP Carracari	224,032	—	—	(224,032)	—
TPP Maua Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Oleo	46,258	—	—	—	46,258
TPP Maua Bloco 1	41,040	—	—	—	41,040
TPP Passo Sao Joao	34,750	—	—	—	34,750
Casa Nova II	16,492	32,662	—	—	49,154
PCH Santo Cristo	14,148	—	—	(14,148)	—
Casa Nova III	—	25,730	—	—	25,730
Others	283,639	21,610	—	—	305,249
Total	7,362,856	810,310	(368,646)	(238,180)	7,566,340

Cash-generating Unit	12/31/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	388,006	—	(45,892)	—	342,114
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	626,364	22,528	(87,802)	(4,384)	556,706
Total	7,664,371	607,081	(904,212)	(4,384)	7,362,856

Intangible assets - Administration	12/31/2020	Write-offs	Reserves	Transfers	12/31/2021
Future profitability goodwill Livramento (a)	233,989	—	(40,278)	(193,711)	—
Others	82,299	(13,228)	—	—	69,071
Total	316,288	(13,228)	(40,278)	(193,711)	69,071

(a)	SPE Livramento has been classified as an asset held for sale.
●	Cash Generating Units (CGUs) that do not have a provision for impairment